Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 09, 2023	Aug. 11, 2022	Mar. 02, 2022	Aug. 12, 2021	Mar. 08, 2021	Aug. 09, 2017
Disclosure Of Reserves Within Equity Text Block Abstract
Dividend distributed						75.00%
Dividend distribution per share	$ 0.3	$ 0.29	$ 0.216	$ 0.23	$ 0.21
Dividend distribution	$ 14,728	$ 14,237	$ 10,612	$ 11,480	$ 10,297